Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Components of Cash and Cash Equivalents

The components of cash and cash equivalents are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018	As of March 31, 2017
Cash	159,636	138,702	119,793
Cash equivalents	3,540	4,166	4,135

Total	163,176	142,869	123,929